SCHEDULE OF FOREIGN CURRENCY FINANCIAL ASSETS AND LIABILITIES (Details)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 BWP (P)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BWP (P)
Risk Management
Financial assets, Short term exposure	$ 1,525,819	P 624,207	$ 2,834,303	P 473,980
Financial assets, Long term exposure		38,712,709		32,058,793
Financial liabilities, Short term exposure	(965,233)	(3,155,431)	(1,246,825)	(2,176,110)
Financial liabilities, Long term exposure		(4,213,093)		(1,530,341)
Total exposure, Short term exposure	$ 560,586	(2,531,224)	$ 1,587,478	(1,702,130)
Total exposure, Long term exposure		P 34,499,616		P 30,528,452